INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Revenue
Rental	$ 26,731,006		$ 33,706,796
Interest and other	1,067,985		855,012
Operating Partnerships Revenues	27,798,991		34,561,808
Expenses
Interest	4,474,965		6,075,031
Depreciation and amortization	6,624,362		8,244,794
Taxes and insurance	3,210,387		3,999,447
Repairs and maintenance	6,581,642		7,908,133
Operating expenses	10,321,858		12,640,384
Other expenses	225,733		319,101
Operating Partnerships Total Expenses	31,438,947		39,186,890
NET LOSS	(3,639,956)		(4,625,082)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(2,962,809)	[1]	(4,045,294)	[2]
Net income (loss) allocated to other partners	(677,147)		(579,788)
Series Fifteen [Member]
Revenue
Rental	4,411,357		5,392,708
Interest and other	82,448		156,911
Operating Partnerships Revenues	4,493,805		5,549,619
Expenses
Interest	631,620		767,359
Depreciation and amortization	1,191,942		1,448,769
Taxes and insurance	536,484		677,808
Repairs and maintenance	1,009,388		1,198,185
Operating expenses	1,735,643		2,134,670
Other expenses	31,984		43,422
Operating Partnerships Total Expenses	5,137,061		6,270,213
NET LOSS	(643,256)		(720,594)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(547,085)	[1]	(730,809)	[2]
Net income (loss) allocated to other partners	(96,171)		10,215
Series Sixteen [Member]
Revenue
Rental	6,091,709		7,295,567
Interest and other	574,644		155,808
Operating Partnerships Revenues	6,666,353		7,451,375
Expenses
Interest	936,848		1,141,429
Depreciation and amortization	1,603,040		1,812,739
Taxes and insurance	706,281		889,025
Repairs and maintenance	1,648,565		1,745,900
Operating expenses	2,546,703		2,744,393
Other expenses	30,732		38,647
Operating Partnerships Total Expenses	7,472,169		8,372,133
NET LOSS	(805,816)		(920,758)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(833,896)	[1]	(1,010,045)	[2]
Net income (loss) allocated to other partners	28,080		89,287
Series Seventeen [Member]
Revenue
Rental	9,098,192		9,984,884
Interest and other	238,140		290,316
Operating Partnerships Revenues	9,336,332		10,275,200
Expenses
Interest	1,594,515		1,873,449
Depreciation and amortization	2,101,456		2,207,942
Taxes and insurance	1,017,457		1,109,017
Repairs and maintenance	2,322,124		2,426,319
Operating expenses	3,359,421		3,482,269
Other expenses	35,553		43,182
Operating Partnerships Total Expenses	10,430,526		11,142,178
NET LOSS	(1,094,194)		(866,978)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(717,911)	[1]	(733,673)	[2]
Net income (loss) allocated to other partners	(376,283)		(133,305)
Series Eighteen [Member]
Revenue
Rental	4,762,942		6,242,288
Interest and other	129,361		151,518
Operating Partnerships Revenues	4,892,303		6,393,806
Expenses
Interest	749,490		1,227,151
Depreciation and amortization	1,143,170		1,558,316
Taxes and insurance	656,003		823,809
Repairs and maintenance	1,049,661		1,668,122
Operating expenses	1,760,101		2,311,943
Other expenses	71,381		72,572
Operating Partnerships Total Expenses	5,429,806		7,661,913
NET LOSS	(537,503)		(1,268,107)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(537,292)	[1]	(1,197,176)	[2]
Net income (loss) allocated to other partners	(211)		(70,931)
Series Nineteen [Member]
Revenue
Rental	2,366,806		4,791,349
Interest and other	43,392		100,459
Operating Partnerships Revenues	2,410,198		4,891,808
Expenses
Interest	562,492		1,065,643
Depreciation and amortization	584,754		1,217,028
Taxes and insurance	294,162		499,788
Repairs and maintenance	551,904		869,607
Operating expenses	919,990		1,967,109
Other expenses	56,083		121,278
Operating Partnerships Total Expenses	2,969,385		5,740,453
NET LOSS	(559,187)		(848,645)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(326,625)	[1]	(373,591)	[2]
Net income (loss) allocated to other partners	$ (232,562)		$ (475,054)

[1]	Amounts include $547,085, $833,896, $717,911, $537,292, and $326,625 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $730,809, $1,010,045, $733,673, $1,197,176, and $373,591 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.